Parent Only Financial Information - Schedule of Condensed Balance Sheets (Details) - Reportable Legal Entities [Member] - Parent Company [Member] - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current asset
Cash and cash equivalents	¥ 1,693	¥ 29,762
Short-term investments	89,685	107,878
Prepayments and other assets, net	1,708
Total current assets	93,248	137,640
Non-current asset
Intangible assets, net	233,187
Investments in and amounts due from subsidiaries, the VIE and VIE’s subsidiaries	1,704,869	1,714,269
Total non-current assets	1,938,056	1,714,269
Total assets	2,031,304	1,851,909
Current liability
Accrued expenses and other current liabilities	22,813	35,478
Total current liabilities	22,813	35,478
Total liabilities	22,813	35,478
Shareholders’ equity
Class A ordinary shares	2,453	136
Additional paid-in capital	5,673,411	5,388,038
Accumulated other comprehensive loss	(394,156)	(383,235)
Accumulated deficit	(3,273,217)	(3,188,508)
Total Fangdd Network Group Ltd. shareholders’ equity	2,008,491	1,816,431
Total liabilities and shareholders’ equity	2,031,304	1,851,909
Related Party [Member]
Current asset
Amount due from related parties	¥ 162